Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Derivative assets	$ 69,105	$ 48,896
Liabilities
Derivative liabilities (Note 11)	29,321	0
Carrying value
Assets
Cash and cash equivalents	1,204,018	1,659,669
Restricted cash	211,017	364,456
Derivative assets	69,105	48,896
Assets, Carrying value	1,484,140	2,073,021
Liabilities
Debt	29,668,203	28,580,800
Derivative liabilities (Note 11)	29,321
Liabilities, Carrying value	29,697,524	28,580,800
Fair value
Assets
Cash and cash equivalents	1,204,018	1,659,669
Restricted cash	211,017	364,456
Derivative assets	69,105	48,896
Assets, Carrying value	1,484,140	2,073,021
Liabilities
Debt	29,031,153	29,074,375
Derivative liabilities (Note 11)	29,321
Liabilities, Carrying value	29,060,474	29,074,375
Fair value | Level 1
Assets
Cash and cash equivalents	1,204,018	1,659,669
Restricted cash	211,017	364,456
Derivative assets	0	0
Assets, Carrying value	1,415,035	2,024,125
Liabilities
Debt	0	0
Derivative liabilities (Note 11)	0
Liabilities, Carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets	69,105	48,896
Assets, Carrying value	69,105	48,896
Liabilities
Debt	29,031,153	29,074,375
Derivative liabilities (Note 11)	29,321
Liabilities, Carrying value	29,060,474	29,074,375
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Derivative assets	0	0
Assets, Carrying value	0	0
Liabilities
Debt	0	0
Derivative liabilities (Note 11)	0
Liabilities, Carrying value	$ 0	$ 0